Assets held for sale and discontinued operations	6 Months Ended
Sep. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations
6. Assets held for sale and discontinued operations

Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Once assets and businesses are classified as held for sale, depreciation and equity accounting ceases and the assets and businesses are remeasured if their carrying value exceeds their fair value less expected costs to sell.

The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.

The following assets and liabilities were classified as held for sale:

	30 September 2024			31 March 2024
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/(liabilities) held for sale £m
UK Electricity System Operator	1,549	(992)	557	1,134	(1,427)	(293)
National Grid Renewables	1,146	(10)	1,136	—	—	—
Grain LNG	1,036	(307)	729	—	—	—
Investment in GasT TopCo Limited	—	—	—	689	—	689
RAA	—	—	—	—	(47)	(47)
Net assets/(liabilities) held for sale	3,731	(1,309)	2,422	1,823	(1,474)	349

UK Electricity System Operator
In October 2023, legislation required to enable the separation of the ESO and the formation of the NESO, which will undertake responsibilities across both the electricity and gas systems, was passed through Parliament. The assets and liabilities of the ESO were consequently presented as held for sale in the consolidated financial statements in the year ended 31 March 2024. The disposal subsequently completed on 1 October 2024 for consideration of £630 million, subject to certain completion adjustments. The gain on disposal will be reported in the Annual Report and Accounts for the year ended 31 March 2025.

Based on the scale and pass-through nature of the ESO, it is not considered a separate major line of business or geographic operation under IFRS 5 for treatment as a discontinued operation, and its disposal is not part of a single coordinated plan being undertaken by the Group. Accordingly, the results of the ESO have not been separately disclosed on the face of the income statement.

The following assets and liabilities of the ESO were classified as held for sale at 30 September 2024.

£m
Intangible assets	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets	1,549
Borrowings	(13)
Other liabilities	(632)
Provision for UK electricity balancing costs	(347)
Total liabilities	(992)
Net assets	557

The ESO generated profit after tax of £103 million for the period ended 30 September 2024 (2023: £455 million profit).
6. Assets held for sale and discontinued operations continued

NG Renewables and Grain LNG
The Group has previously announced its intention to sell NG Renewables, its US onshore renewables business, and Grain LNG, its UK LNG asset. As both sales are considered to be highly probable and expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position at 30 September 2024. However, as NG Renewables and Grain LNG do not represent separate major lines of business or geographical operations, they have not met the criteria for classification as discontinued operations and therefore their results for the period are not separately disclosed on the face of the income statement.

The following assets and liabilities were classified as held for sale at 30 September 2024.

	National Grid Renewables	Grain LNG
	£m	£m
Goodwill	80	—
Other intangible assets	—	5
Property, plant and equipment	90	856
Investments in joint ventures and associates	704	—
Trade and other receivables	74	47
Cash and cash equivalents	39	106
Financial investments	23	—
Other assets	136	22
Total assets	1,146	1,036

Borrowings	(2)	(120)
Other liabilities	(8)	(187)
Total liabilities	(10)	(307)
Net assets	1,136	729

Upon disposal of NG Renewables, the Group will also release deferred income related to profits on previous sales to the joint venture Emerald Energy Venture LLC which are deferred in accordance with IAS 28. No impairment losses were recognised on reclassification of the NG Renewables and Grain LNG assets and liabilities classified to held for sale. The aggregate profit after tax for NG Renewables and Grain LNG for the period ended 30 September 2024 was £52 million (2023: £83 million).

The UK Gas Transmission business
On 31 January 2023, the Group disposed of 100% of the UK Gas Transmission business for cash consideration of £4.0 billion and a 40% interest in a newly incorporated UK limited company, GasT TopCo Limited. The other 60% was purchased by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’). The Group also entered into a Further Acquisition Agreement (the FAA option) with the Consortium over its remaining 40% interest. Both the investment in GasT TopCo Limited and the FAA option were immediately classified as held for sale and the Group has not applied equity accounting in relation to its investment in GasT TopCo Limited.

The FAA was partially exercised by the Consortium on 11 March 2024 and the Group disposed of 20% of the 40% interest in GasT TopCo Limited, as detailed in note 10 of the Annual Report and Accounts for the year ended 31 March 2024. As part of the transaction, the Group also entered into a new agreement with the Consortium, the RAA, to replace the FAA option for the potential sale of all or part of the remaining 20% equity interest in GasT TopCo Limited (the Remaining Interest).

On 26 July 2024, the Consortium exercised its option under the RAA and the disposal of the Group’s remaining interest in GasT TopCo Limited completed on 26 September 2024. The total sales proceeds were £686 million and the gain on disposal, after transaction costs, was £25 million.
6. Assets held for sale and discontinued operations continued

The disposal of the Group’s Remaining Interest in GasT TopCo Limited is the final stage of the plan to dispose of the UK Transmission business first announced in 2021. As a result, the gain on disposal and any remeasurements pertaining to the financial derivatives noted above are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. This is also reflected in the statement of comprehensive income, as well as earnings per share (EPS) being shown split between continuing and discontinued operations.

The summary income statements for the periods ended 30 September 2024 and 2023 are as follows:

	2024	2023
	£m	£m
Operating profit	—	—
Finance income	5	9
Finance costs[1]	47	61
Profit before tax	52	70
Tax	(1)	(5)
Profit after tax from discontinued operations	51	65
Gain on disposal	25	—
Total profit after tax from discontinued operations	76	65
1.Finance costs include the remeasurement of the FAA option, the FAA forward and the RAA.

The summary statements of comprehensive income are as follows:

	2024	2023
	£m	£m
Profit after tax from discontinued operations	76	65
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(13)	(12)
Tax on items that may be reclassified subsequently to profit or loss	3	3
Total losses from discontinued operations that may be reclassified subsequently to profit or loss	(10)	(9)
Other comprehensive loss for the period, net of tax, from discontinued operations	(10)	(9)
Total comprehensive income for the period from discontinued operations	66	56